Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
Unearned Revenue	$ 60,618	$ 57,697
Less current portion	(26,040)	(23,830)
Non-current portion	34,578	33,867
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	17,898	19,173
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 42,720	$ 38,524